Provisions - Key assumptions used in the provision calculation and a sensitivity analysis illustrating the impact on the provision, if assumptions prove too high or too low (Details) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	[2]
Claims received [Member]
Validity Assumptions
Total volumes assumed valid	21.00%	[1]
Sensitivity amount valid rate	£ 3
Sensitivity analysis increase/decrease in provision	1% = £3m
Information requests received [Member]
Validity Assumptions
Total volumes assumed valid	7.00%	[1]
Sensitivity amount valid rate	£ 2
Sensitivity analysis increase/decrease in provision	1% = £2m

[1]	Based on the observed data from September 2019 to June 2020.
[2]

Total valid claims and information requests received, excluding those for which no PPI policy exists, claims from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity has been calculated to show the impact a 1% increase or decrease in the volume of unresolved valid claims would have on the provision level